Trading Assets - Summary of Trading Assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of financial assets [line items]
Total trading assets	¥ 6,890,217	¥ 6,176,613
Debt instruments [member]
Disclosure of financial assets [line items]
Total trading assets	6,476,194	5,511,465
Equity instruments [member]
Disclosure of financial assets [line items]
Total trading assets	¥ 414,023	¥ 665,148